Business Combinations - Results of operations related to the rigs (Details) - Aquadrill LLC - USD ($) $ in Millions	3 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023
Business Combination Segment Allocation [Line Items]
Operating revenue	$ 414	$ 291	$ 402	$ 758
Profit/(loss) from continuing operations	82	(48)	(67)	121
Tender Rigs
Business Combination Segment Allocation [Line Items]
Operating revenue	6	0	0	12
Profit/(loss) from continuing operations	(2)	(2)	(3)	(3)
Gulfdrill rigs
Business Combination Segment Allocation [Line Items]
Operating revenue	7	7	10	14
Profit/(loss) from continuing operations	$ 6	$ 3	$ 4	$ 13